Issue of Shares	6 Months Ended
Sep. 30, 2023
Issue of Shares [Abstract]
ISSUE OF SHARES

NOTE 23 — ISSUE OF SHARES

On August 21, 2023, the Company has additionally issued restricted stock to the following persons:

Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000